COMMON STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2022
COMMON STOCK AND DIVIDENDS [Abstract]
Common Stock
As of December 31, 2022, 2021 and 2020, tgs’ common stock was as follows:

Common Stock structure as of December 31, 2022, 2021 and 2020
Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for
	public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	347,568,464	41,734,225	389,302,689
Total	752,761,058	41,734,225	794,495,283